Condensed consolidated statement of cash flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Result before tax	€ 11,005	€ 4,484
Adjusted for: - Depreciation and amortisation	357	418
- Addition to loan loss provisions	1,189	131
- Other non-cash items in Result before tax	(3,298)	(624)
Taxation paid	(950)	(1,107)
Changes in: - Net change in Loans and advances to/from banks, not available/payable on demand	6,250	7,944
- Net change in Trading assets and Trading liabilities	8,796	(5,159)
- Loans and advances to customers	(14,237)	(13,380)
- Customer deposits	24,152	13,128
- Other	(10,479)	(9,028)
Net cash flow from/(used in) operating activities	22,786	(3,193)
Cash flows from investing activities
- Associates and joint ventures	(16)	(31)
- Property and equipment	(107)	(84)
- Associates and joint ventures	37	37
- Property and equipment	23	9
Net cash flow from/(used in) investing activities	(1,963)	3,253
Cash flows from financing activities
Proceeds from debt securities	50,085	42,208
Repayments of debt securities	(46,591)	(32,233)
Proceeds from issuance of subordinated loans		491
Repayments of subordinated loans	(990)	(1,455)
Repayments of principal portion of lease liabilities	(134)	(144)
Purchase/sale of treasury shares	(365)	(4)
Dividends paid and other capital	(2,460)	(472)
Other financing	1	2
Net cash flow from/(used in) financing activities	(454)	8,395
Net cash flow	20,370	8,455
Cash and cash equivalents at beginning of year	107,665	111,566
Effect of exchange rate changes on cash and cash equivalents	(195)	(357)
Cash and cash equivalents at end of period	127,839	119,663
Other investment purchased [member]
Cash flows from investing activities
- Other investments	(81)	(94)
Other investments disposed [Member]
Cash flows from investing activities
- Other investments	10	0
Financial assets at fair value through other comprehensive income [member]
Cash flows from investing activities
- Financial instruments at fair value through other comprehensive income	(10,500)	(9,381)
- Financial assets at fair value through other comprehensive income	8,638	11,802
Securities at amortised cost [member]
Cash flows from investing activities
- Financial instruments at fair value through other comprehensive income	(11,805)	(25,190)
- Financial assets at fair value through other comprehensive income	€ 11,839	€ 26,185